Accounting Policy Updates and Recent Accounting Pronouncements (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of September 30, 2021 and December 31, 2020 were as follows:

	September 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,542,819	$(461,938)	$1,080,881	$1,532,753	$(428,913)	$1,103,840
40'	143,250	(55,252)	87,998	144,881	(55,154)	89,727
40' high cube	3,379,715	(756,551)	2,623,164	2,717,384	(672,416)	2,044,968
45' high cube	27,902	(13,730)	14,172	27,880	(12,747)	15,133
Refrigerated containers:
20'	19,738	(9,313)	10,425	20,164	(8,493)	11,671
20' high cube	1,006	(777)	229	2,605	(1,742)	863
40' high cube	1,166,053	(446,240)	719,813	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,355	(5,166)	11,189	17,228	(5,132)	12,096
40' folding flat	48,487	(18,976)	29,511	49,167	(18,275)	30,892
20' open top	13,128	(2,022)	11,106	13,253	(1,790)	11,463
40' open top	21,673	(4,839)	16,834	22,271	(4,738)	17,533
Tank containers	103,125	(14,914)	88,211	93,240	(11,470)	81,770
Total containers	$6,483,251	$(1,789,718)	$4,693,533	$5,744,643	$(1,619,591)	$4,125,052

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet for the three and nine months ended September 30, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of September 30, 2021 and December 31, 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - owned fleet	2021	2020	2021	2020
Customer A	22.5%	18.6%	21.1%	17.7%
Customer B	11.4%	9.3%	13.9%	8.3%
Customer C	11.4%	12.5%	11.5%	13.0%

Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three and nine months ended September 30, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its total fleet as of September 30, 2021 and December 31, 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - total fleet	2021	2020	2021	2020
Customer A	21.6%	18.0%	20.3%	17.1%
Customer C	11.8%	12.7%	11.7%	13.6%
Customer B	11.7%	9.8%	13.9%	8.7%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2021	2020	2021	2020
Numerator:
Net income attributable to common shareholders	$64,729	$16,952	$200,574	$28,562
Denominator:
Weighted average common shares outstanding - basic	49,414	52,514	49,804	54,221
Dilutive share options, RSU and PSU	1,003	199	904	96
Weighted average common shares outstanding - diluted	50,417	52,713	50,708	54,317
Net income attributable to common shareholders per common share:
Basic	$1.31	$0.32	$4.03	$0.53
Diluted	$1.28	$0.32	$3.96	$0.53

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	281	1,553	288	2,009

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- owned fleet	September 30, 2021	December 31, 2020
Customer A	35.3%	30.3%
Customer C	17.8%	12.9%
Customer B	7.7%	10.3%

Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- total fleet	September 30, 2021	December 31, 2020
Customer A	45.9%	37.7%
Customer C	17.5%	11.6%
Customer B	6.3%	16.7%